Document And Entity Information	Sep. 06, 2019
Document And Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 06, 2019
Entity Registrant Name	GREEN PLAINS INC.
Entity Incorporation, State or Country Code	IA
Entity File Number	001-32924
Entity Tax Identification Number	84-1652107
Entity Address, Address Line One	1811 Aksarben Drive
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68106
City Area Code	402
Local Phone Number	884-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GPRE
Security Exchange Name	NASDAQ
Entity Central Index Key	0001309402
Amendment Flag	true
Amendment Description	On September 9, 2019, Green Plains Inc. (“Green Plains”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial 8-K”) to disclose that it had completed the formation of a joint venture with TGAM Agribusiness Fund Holdings-B LP (“TGAM”) and StepStone Atlantic Fund, L.P. (“StepStone”). Such parties entered into the Second Amended and Restated Limited Liability Company Agreement (“LLC Agreement”) of Green Plains Cattle Company LLC (“GPCC”) on September 6, 2019, effective as of September 1, 2019. Green Plains also entered into a Securities Purchase Agreement with TGAM and StepStone, whereby TGAM and StepStone purchased an aggregate of 50% of the membership interests of GPCC from Green Plains for approximately $77.2 million in cash, plus post-closing adjustments (the “Transaction”). This Form 8-K/A amends the Initial 8-K to provide pro forma financial information for the Transaction as described in Item 9.01 below. Except as otherwise provided in this Form 8-K/A, the Initial 8-K remains unchanged.